Restrictions on Distribution of Profits	12 Months Ended
Dec. 31, 2019
RESTRICTIONS IN DISTRIBUTION OF PROFITS [Abstract]
RESTRICTIONS ON DISTRIBUTION OF PROFITS

NOTE 20: RESTRICTIONS ON DISTRIBUTION OF PROFITS

Under the laws of the countries in which the Company conducts its operations, the Company is subject to certain restrictions on the distribution of profits. Under the laws of Argentina, Brazil, Paraguay and Uruguay, a minimum of 5% of net income for the year calculated in accordance with local generally accepted accounting principles, plus/less previous years adjustments and, if any, considering the absorption of accumulated losses, must be appropriated by resolution of the shareholders to a legal reserve until such reserve reaches 20% of the outstanding capital of those subsidiaries.

The payment of dividends is in the discretion of Navios Logistics’ board of directors. Any determination as to dividend policy will be made by the Company’s board of directors and will depend on a number of factors, including the provisions of Marshall Islands law, our future earnings, capital requirements, financial condition and future prospects and such other factors as the Company’s board of directors may deem relevant. Marshall Islands law generally prohibits the payment of dividends other than from surplus, when a company is insolvent or if the payment of the dividend would render the company insolvent.

The Company’s ability to pay dividends is also restricted by the terms of the indenture governing its 2022 Senior Notes and the Term Loan B Facility. See also Note 10 for restrictions on distribution of dividends under the indenture governing the Senior Notes.

Because Navios Logistics is a holding company with no material assets other than the stock of its subsidiaries, its ability to pay dividends is dependent upon the earnings and cash flow of its subsidiaries and their ability to pay dividends to Navios Logistics. If there is a substantial decline in any of the markets in which Navios Logistics participates, its earnings will be negatively affected, thereby limiting its ability to pay dividends.

On November 3, 2017, Navios Logistics paid a dividend in the aggregate amount of $70,000.